Shareholders' Equity/ Redeemable Convertible Preferred and Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock as of December 31, 2019, consisted of the following (in thousands, except share and per share data):

	December 31, 2019
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series seed	$1.02	2,941,176	2,941,176	$3,000	$2,911
Series A	$11.32	3,346,802	3,293,779	37,272	37,105

		6,287,978	6,234,955	$40,272	$40,016

Redeemable convertible preferred stock as of December 31, 2020, consisted of the following (in thousands, except share and per share data):

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series B	$0.33	186,879,326	125,762,535	$41,791	$39,225